Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Total revenues				$ 868,000
Total costs of goods sold			$ 600,000	1,170,000
Gross profit (loss)			(600,000)	(302,000)
Operating expenses:
Selling, general, and administrative	$ 1,337,000	$ 1,035,000	5,197,000	5,449,000
Research and development	934,000	737,000	3,412,000	3,156,000
Total operating expenses	2,271,000	1,772,000	8,609,000	8,605,000
Operating loss	(2,271,000)	$ (1,772,000)	(9,209,000)	(8,907,000)
Other income (expenses):
Interest income			$ 2,000	1,000
Loss on debt conversion				$ (2,414,000)
Loss on exchange of warrants			$ (279,000)
Loss on modification of debt	(1,429,000)		(707,000)
Gain (loss) on revaluation of derivative liabilities, net	835,000	$ (291,000)	(198,000)	$ 1,574,000
Interest expense	(983,000)	(1,000)	(2,716,000)	(787,000)
Total other income (expenses), net	(1,577,000)	(292,000)	(3,898,000)	(1,626,000)
Loss before provision for income taxes	(3,848,000)	(2,064,000)	$ (13,107,000)	(10,533,000)
Provision for income taxes				1,000
Net loss	$ (3,848,000)	$ (2,064,000)	$ (13,107,000)	$ (10,534,000)
Loss per share-basic and diluted	$ (1.25)	$ (0.90)	$ (5.45)	$ (6.17)
Weighted average common shares-basic and diluted	3,089,160	2,282,120	2,405,147	1,707,620